other income (Tables)	6 Months Ended
Jun. 30, 2022
other income
Schedule of other income

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Government assistance		$—	$2	$2	$5
Other sublet revenue	19	2	1	3	2
Investment income (loss), gain (loss) on disposal of assets and other		3	(2)	(1)	(5)
Interest income	21(b)	—	1	1	2
Changes in business combination-related provisions		23	—	49	—
		$28	$2	$54	$4